Consolidated Statement of Financial Position - SEK (kr) kr in Millions		Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	[1]	kr 7,259	kr 5,219
Treasuries/government bonds		13,419	4,150
Other interest-bearing securities except loans		43,237	52,843
Loans in the form of interest-bearing securities		47,485	48,726
Loans to credit institutions		22,939	13,529
Loans to the public		200,216	224,354
Derivatives		6,721	10,643
Shares		0	20
Tangible and intangible assets		158	178
Deferred tax assets		0	1
Other assets		754	286
Prepaid expenses and accrued revenues		7,775	8,145
Total assets		349,964	368,094
Liabilities and equity
Borrowing from credit institutions		4,410	8,607
Debt securities issued		300,222	316,388
Derivatives		8,988	5,227
Other liabilities		3,664	4,490
Accrued expenses and prepaid revenues		8,581	8,798
Provisions		10	12
Total liabilities		325,875	343,522
Share capital		3,990	3,990
Reserves		212	204
Retained earnings		19,887	20,378
Total equity	[2]	24,089	24,572
Total liabilities and equity		kr 349,964	kr 368,094

[1]
3 Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See Note 11.

[2]	1 The entire equity is attributable to the shareholder of the Parent Company.